Asset Impairments	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
ASSET IMPAIRMENTS
ASSET IMPAIRMENTS
During the fourth quarters of 2014, 2013, and 2012, the Company performed its annual impairment assessment of the carrying value of its goodwill and intangible franchise rights. In such assessment, the fair value of each of the Company’s reporting units exceeded the carrying value of its net assets (step one of the goodwill impairment test) by more than 100% for the two U.S. Reporting Units, by more than 30% for the U.K. Reporting Unit and by 20% for the Brazil Reporting Unit. As a result, the Company was not required to conduct the second step of the impairment test for goodwill.
During 2014, the Company recorded the following non-cash impairment charges, all of which are reflected in asset impairments in the accompanying Consolidated Statement of Operations:

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Primarily related to the Company’s determination that the carrying value of certain of its intangible franchise rights was greater than the fair value, the Company recognized a $31.0 million pre-tax non-cash asset impairment charge.

•	In addition, the Company determined that the carrying amount of various real estate holdings was no longer recoverable, and recognized $9.2 million in pre-tax non-cash asset impairment charges.

•	The Company also determined that the carrying value of various other long-term assets was no longer recoverable, and recognized $1.3 million in pre-tax non-cash asset impairment charges.
If in future periods, the Company determines that the carrying amount of its net assets exceeds the respective fair value as a result of step one of its goodwill impairment test for any or all of its reporting units, the application of the second step of the impairment test could result in a material non-cash impairment charge to the goodwill associated with the reporting unit(s). If any of the Company’s assumptions change, or fail to materialize, the resulting decline in its estimated fair market value of intangible franchise rights could result in a material non-cash impairment charge. For example, if the Company’s assumptions regarding the risk-free rate and cost of debt differed such that the estimated WACC used in its 2014 assessment increased by 200 basis points, and all other assumptions remained constant, an additional $14.0 million of non-cash franchise rights impairment charges, would have resulted, excluding franchises acquired since the previous annual test. None of the Company’s reporting units would have failed the step one impairment test for goodwill in this scenario. Further, if the Company forecasted no new vehicle sales growth beyond 2016 in the 2014 impairment assessment and all other assumptions remained constant, an additional $2.0 million of non-cash franchise rights impairment charges would have resulted, excluding the franchises acquired since the previous annual test. And, again, none of the Company’s reporting units would have failed the step one impairment test for goodwill.
During 2013, the Company recorded the following non-cash impairment charges, all of which are reflected in asset impairments in the accompanying Consolidated Statement of Operations:

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In the fourth quarter of 2013, the Company determined that the carrying value of certain of its intangible franchise rights was greater than the fair value and as such a non-cash asset impairment was recognized for $5.4 million of pre-tax non-cash asset impairment charges.

•	The Company also determined that the carrying value of various other long-term assets was no longer recoverable, and recognized $1.1 million in pre-tax non-cash asset impairment charges.
During 2012, the Company recorded the following non-cash impairment charges, all of which are reflected in asset impairments in the accompanying Consolidated Statement of Operations:

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In the fourth quarter of 2012, the Company determined that the carrying value of certain of its intangible franchise rights was greater than the fair value and as such a non-cash asset impairment was recognized for $7.0 million of pre-tax non-cash asset impairment charges.

•	The Company also determined that the carrying value of various other long-term assets was no longer recoverable, and recognized $0.3 million in pre-tax non-cash asset impairment charges.